Stockholder's Equity, Warrants (FY) (Details) - $ / shares	9 Months Ended	10 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants [Abstract]
Number of days to file registration statement	15 days	15 days
Period for registration statement to become effective	60 days	60 days
Expiration period of warrants	5 years	5 years
Warrant redemption price (in dollars per share)	$ 0.01	$ 0.01
Notice period to redeem warrants	30 days	30 days
Number of trading days	20 days	20 days
Trading day threshold period	30 days	30 days
Minimum [Member]
Warrants [Abstract]
Period for warrants to become exercisable	30 days	30 days
Maximum [Member]
Warrants [Abstract]
Period for warrants to become exercisable	12 months	12 months
Class A Common Stock [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00	$ 18.00